5. EQUITY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Proceeds from issuance of common stock and warrants	$ 2,759,355	$ 5,606,755
Adjustment of warrants	345,841	0
Unrecognized stock option expense	$ 3,203,208
Weighted average remaining vesting period	2 years 7 months 13 days
Stock Based Compensation	$ 2,186,309	$ 202,844
Restricted Stock Units (RSUs) [Member]
RSU's vested	46,125
RSU's exchanged	36,150
RSU's cancelled in exchange for withholding tax	13,146
Optioins cancelled for withholding tax	$ 75,550
Amendment of November 2014 Investment Documents [Member]
Warrants issued	30,000
Fair value of warrants	$ 111,900
December 2016 10% Convertible Notes [Member]
Warrants issued	127,575
Fair value of warrants	$ 380,174
March 2017 Equity Financing [Member]
Warrants issued	575,000
Fair value of warrants	$ 1,493,390
2010 Stock Incentive Plan
Shares authorized	3,170,000
Shares available for issuance	2,241,549
Stock based compensation expense	$ 2,076,535
2005 Director Compensation Plan [Member]
Shares available for issuance	0
Options granted	26,757
Options forfeited	21,756
Options exercised	5,000
2012 Directors Compensation Program [Member]
Options granted	79,309	11,053
Options forfeited	79,309
2000 Stock Option Plan
Shares available for future issuance	9,800
Amendment of December 2014 Warrants [Member]
Adjustment of warrants	$ 345,841
March 2017 Equity Financing [Member]
Proceeds from issuance of common stock and warrants	$ 1,804,250
Number of securities that warrants may convert to	575,000
Reduction of price [Member] | March 2017 Equity Financing [Member]
Fair value of warrants	$ 219,048
Warrant exchange [Member] | March 2017 Equity Financing [Member]
Warrants issued	(264,000)
Fair value of warrants	$ 528,000
H.C. Wainwright [Member]
Proceeds from issuance of common stock and warrants	$ 955,206
Stock sold new, shares issued	216,078
Three Investors [Member]
Stock issued for exercise of warrants, shares issued	2,660
Stock issued upon conversion of warrants	2,660
Outside Directors and Executive Officers [Member]
RSU's exchanged for common stock, RSU's exchanged	149,864
RSU's exchanged for common stock, Common stock issued	149,864
James A. Joyce [Member]
RSU's granted	634,000
RSU's vested	158,500
Rodney S. Kenley [Member]
RSU's granted	52,000
RSU's vested	13,000
James B. Frakes [Member]
RSU's granted	52,000
RSU's vested	13,000
Non Employee Directors [Member]
RSU's granted	49,296
RSU's vested	12,324
Executives [Member] | Restricted Stock Units (RSUs) [Member]
RSU's exchanged	184,500
RSU's cancelled	70,786
RSU's cancelled, common stock issued	113,714